Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member] Ordinary shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2024		$ 215,610	$ 2,485	$ 181,238	$ (130)
Statement Line Items [Line Items]
Issued during the period		114,879
Share issue cost adjustment		(690)
Stock-based compensation (note 9)			55
Net income (loss)	$ 16,672			16,672
Dividends paid on common shares				(1,626)
Other comprehensive income (loss)					(187)
Balance, end of the period at Apr. 30, 2025	528,306	329,799	2,540	196,284	(317)
Balance, beginning of the period at Jan. 31, 2025		330,489	2,540	188,568	(302)
Statement Line Items [Line Items]
Issued during the period		0
Share issue cost adjustment		(690)
Stock-based compensation (note 9)			0
Net income (loss)	8,529			8,529
Dividends paid on common shares				(813)
Other comprehensive income (loss)					(15)
Balance, end of the period at Apr. 30, 2025	528,306	329,799	2,540	196,284	(317)
Balance, beginning of the period at Oct. 31, 2025	532,673	325,910	2,473	203,728	562
Statement Line Items [Line Items]
Issued during the period		5,354
Share issue cost adjustment		0
Stock-based compensation (note 9)			(1,493)
Net income (loss)	18,594			18,594
Dividends paid on common shares				(1,601)
Other comprehensive income (loss)					(1,289)
Balance, end of the period at Apr. 30, 2026	552,238	331,264	980	220,721	(727)
Balance, beginning of the period at Jan. 31, 2026		328,538	1,815	213,998	(1,275)
Statement Line Items [Line Items]
Issued during the period		2,726
Share issue cost adjustment		0
Stock-based compensation (note 9)			(835)
Net income (loss)	7,525			7,525
Dividends paid on common shares				(802)
Other comprehensive income (loss)					548
Balance, end of the period at Apr. 30, 2026	$ 552,238	$ 331,264	$ 980	$ 220,721	$ (727)